ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	¥ 1,530,487	$ 218,444	¥ 1,059,291
Payables for the purchase of property and equipment	386,382	55,148	261,047
Payables for office supplies and utilities	883,809	126,145	649,298
Payables for delivery costs	471,097	67,239	266,930
Payables for advertising expenditures	182,762	26,085	141,942
Other taxes payables	381,978	54,519	339,363
Payables for professional service fees	42,492	6,065	43,253
Others	269,316	38,440	273,081
Accrued expenses and other current liabilities	¥ 4,148,323	$ 592,085	¥ 3,034,205